Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net (loss) income	$ (36.1)	$ 179.9
Loss from discontinued operations	19.3	14.5
(Loss) income from continuing operations	(16.8)	194.4
Adjustments to reconcile net (loss) income to cash provided by (used in) operating activities
Share-based compensation expense	6.3	7.1
Depreciation and amortization	15.4	11.5
Amortization of deferred financing costs and debt discount	12.7	7.4
Amortization of (discount) premium on investments	8.5	6.2
Gain on sale and deconsolidation of subsidiary	0.0	(105.1)
Gain on bargain purchase	(1.1)	(115.4)
Income from equity investees	(1.6)	(8.4)
Asset impairment expense	54.5	1.0
Net realized and unrealized gains on investments	(9.0)	(28.8)
Receipt of dividends from equity investees	0.0	0.0
Deferred income taxes	(28.1)	(2.6)
Annuity benefits	9.8	6.6
Other operating activities	1.6	7.9
Changes in assets and liabilities, net of acquisitions:
Accounts receivable	29.6	(26.2)
Recoverable from reinsurers	4.4	238.8
Other assets	17.6	(31.4)
Life, accident and health reserves	44.9	126.7
Accounts payable and other current liabilities	(36.1)	10.7
Other liabilities	(18.6)	20.2
Cash provided by continuing operating activities	94.0	320.6
Cash provided by discontinued operating activities	16.5	20.8
Cash provided by continuing operating activities	110.5	341.4
Cash flows from investing activities
Purchase of property, plant and equipment	(25.8)	(18.0)
Disposal of property, plant and equipment	1.4	1.6
Purchase of investments	(1,060.1)	(1,184.6)
Sale of investments	748.7	248.8
Maturities and redemptions of investments	123.5	82.3
Cash received from dispositions, net	13.5	92.0
Cash received from (paid for) acquisitions, net	(60.7)	572.1
Other investing activities	8.2	0.3
Cash used in continuing investing activities	(251.3)	(205.5)
Cash used in discontinued investing activities	(12.4)	(19.1)
Cash used in continuing investing activities	(263.7)	(224.6)
Cash flows from financing activities
Proceeds from debt obligations	116.2	826.1
Principal payments on debt obligations	(33.8)	(669.7)
Cash received by subsidiary to issue preferred stock	8.9	0.0
Cash paid by subsidiary to purchase HC2 preferred stock	(8.3)	(5.8)
Annuity receipts	2.2	2.4
Annuity surrenders	(18.1)	(19.2)
Transactions with noncontrolling interests	2.4	(12.6)
Other financing activities	(4.1)	(2.8)
Cash provided by continuing financing activities	65.4	118.4
Cash used in discontinued financing activities	(3.0)	(3.2)
Cash provided by continuing financing activities	62.4	115.2
Effects of exchange rate changes on cash, cash equivalents and restricted cash	1.0	(0.2)
Net change in cash, cash equivalents and restricted cash	(90.9)	233.3
Cash, cash equivalents and restricted cash, beginning of period	321.3	88.0
Cash, cash equivalents and restricted cash, end of period	230.4	321.3
Supplemental cash flow information:
Cash paid for interest	72.9	65.9
Cash paid for taxes, net of refunds	7.6	11.7
Non-cash investing and financing activities:
Property, plant and equipment included in accounts payable	5.7	2.9
Investments included in accounts payable	$ 30.1	$ 0.3